Borrowings - Short-Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments And Cost Method Investments [Abstract]
Balance at year-end	$ 48,598	$ 46,627
Average balance outstanding	51,571	51,855
Maximum month-end balance	$ 54,462	$ 63,717
Weighted-average rate at year-end	0.14%	0.14%
Weighted-average rate during the year	0.14%	0.15%